FINANCIAL RISK MANAGEMENT AND FAIR VALUES - CURRENCY RISK (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/decrease rate of RMB against foreign currencies	5.00%	5.00%
US Dollar denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross exposure arising from loans and borrowings	$ 204	$ 126
Increase(decrease) of net income due to rate of RMB against foreign currencies	$ 50	$ 33